Carbon credits, Summary (Details) - Carbon Credits [Member] - USD ($)		12 Months Ended
	Nov. 06, 2024	Jul. 31, 2025
Business Combination [Abstract]
Shares issued (in shares)	324,987
Fair value of shares issued	$ 1,982,424
Stop-loss Provision [Abstract]
Stop-loss provision, received		$ 1,065,235
Deposit on Carbon Credits [Abstract]
Consideration paid for future delivery		421,403
Deposit related to carbon credit contracts with stop-loss provisions		$ 271,403
Minimum [Member]
Stop-loss Provision [Abstract]
Agreement period, if share price falls below purchase prices, obligated to issue additional shares		12 months
Maximum [Member]
Stop-loss Provision [Abstract]
Agreement period, if share price falls below purchase prices, obligated to issue additional shares		18 months